Tortoise Essential Assets Income Term Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2021
	Principal Amount/Shares	Fair Value
Common Stock - 59.2%(1)
Natural Gas/Natural Gas Liquids Pipelines - 6.5%(1)
Australia - 1.2%(1)
APA Group(4)	$381,154	2,724,561
Italy - 2.0%(1)
Snam SpA	829,162	4,297,825
United States - 3.3%(1)
Cheniere Energy Inc.(2)(3)(4')	37,300	2,513,647
ONEOK, Inc.	28	1,240
The Williams Companies, Inc.(2)(4)	204,900	4,679,916
		14,217,189
Natural Gas Gathering/Processing - 3.5%(1)
United States - 3.5%(1)
Equitrans Midstream Corp.(2)(4)	559,599	4,045,899
Targa Resources Corp. (2)(4)	115,400	3,569,322
		7,615,221

Other - 5.9%(1)
Australia - 0.8%(1)
Atlas Arteria Ltd.(4)	433,994	1,853,348
Great Britain - 1.9%(1)
Greencoat UK Wind PLC	2,346,273	4,164,498
Spain - 0.8%(1)
Ferrovial SA(4)	74,099	1,845,300
United States - 2.4%(1)
Enviva Partners LP(4)	97,485	5,169,630
		13,032,776
Power - 28.1%(1)
Australia - 2.3%(1)
Spark Infrastructure Group(4)	3,198,389	5,020,439
Canada - 1.9%(1)
Algonquin Power & Utilities Corp(4)	240,919	3,731,348
Brookfield Renewable Corp.	7,495	346,119
Italy - 6.0%(1)
Enel SpA	754,810	7,143,651
Iren SpA(4)	1,103,669	2,735,170
Terna SpA(4)	455,367	3,169,070
Portugal - 3.5%(1)
EDP - Energias de Portugal SA(4)	1,349,022	7,724,882
Spain - 5.5%(1)
Endesa SA(4)	249,917	6,196,588
Iberdrola SA	475,219	5,977,435
United States - 4.1%(1)
Covanta Holding Corp(4)	322,111	4,525,660
Edison International(2)(4)	82,854	4,473,288
United Kingdom - 4.8%(1)
National Grid PLC(2)(4)	400,005	4,493,975
SSE PLC(4)	327,081	6,035,621
		61,573,246

Renewables - 5.4%(1)
Canada - 5.4%(1)
Brookfield Renewable Corp.(4)	28,422	1,316,131
Innergex Renewable Energy Inc(4)	213,422	4,038,348
TransAlta Renewables Inc(4)	401,501	6,366,722
		11,721,201
Solar - 1.7%(1)
United States - 1.7%(1)
Sunnova Energy Intl Inc.(4)	82,766	3,711,228
		3,711,228
Transportation / Storage - 1.5%(1)
Hong Kong - 1.5%(1)
China Suntien Green Energy Corp.	10,373,849	3,236,624
		3,236,624
Water Infrastructure - 1.7%(1)
United Kingdom - 1.7%(1)
Pennon Group PLC	301,562	3,672,001
		3,672,001

Total Common Stock (Cost $111,958,999)		118,779,486

Master Limited Partnerships - 5.2%(1)
Natural Gas/Natural Gas Liquids Pipelines - 2.0%(1)
United States - 2.0%(1)
Enterprise Products Partners L.P.(2)(4)	200,400	4,272,524

Refined Product Pipelines - 2.3%(1)
United States - 2.3%(1)
MPLX LP(2)(4)	210,100	5,002,481

Renewables - 0.9%(1)
Canada - 0.9%(1)
Brookfield Renewable Partners LP(4)	47,413	2,010,004

Total Master Limited Partnerships (Cost $10,809,106)		11,285,009

Corporate Bonds - 9.0%(1)
Education - 0.4%(1)
United States - 0.4%(1)
Pioneer Technology & Arts Academy Project - Series B	410,000	364,900
Village Charter School Inc(6)	800,000	600,000
		964,900
Healthcare - 2.5%(1)
United States - 2.5%(1)
Grace Commons Property, 15.000%, 10/31/2023(5)	1,825,000	1,786,182
Grace Commons Property, 8.000%, 10/31/2023(5)	3,650,000	3,578,814
		5,364,996
Project Finance - 4.9%(1)
United States - 4.9%(1)
C2NC Holdings, 13.000%, 05/01/2027(5)	10,715,000	10,758,921

Renewable Infrastructure - 4.1%(1)
United States - 4.1%(1)
Southern Ohio Port Authority, 13.000%, 12/01/2027	9,000,000	9,046,080

Senior Living - 2.0%(1)
United States - 2.0%(1)
Drumlin Reserve Property LLC, 16.000%, 10/02/2025(5)	1,050,000	1,055,261
Drumlin Reserve Property LLC, 10.000%, 10/02/2025(5)	1,705,311	1,713,604
Realco Perry Hall MD LLC/OPCO Sub 144A NT 10.000% 10/01/2024(5)	2,280,000	1,553,451
		4,322,316

Total Corporate Bond (Cost $31,435,311)		30,457,213

Preferred Stock - 6.8%(1)
Natural Gas/Natural Gas Liquids Pipelines - 4.7%(1)
United States - 4.7%(1)
Altus Midstream Company Preferred(5)(6)	4,293,985	5,198,857
Enterprise Products Partners L.P. - Preferred(6)	5,000,000	5,081,900
		10,280,757
Renewables - 0.8%(1)
United States - 0.8%(1)
NextEra Energy Partners LP	30,351	1,709,368

Water Utilities - 1.3%(1)
United States - 1.3%(1)
Essential Utilities, Inc.	51,599	2,814,210

Total Preferred Stock (Cost $15,414,917)		14,804,335

Private Investments - 22.1%(1)
Natural Gas/Natural Gas Liquids Pipelines - 0.1%(1)
Mexico Pacific Limited LLC (MPL) Series A(5)(6)	88,889	237,334
Renewables - 22.0%(1)
United States - 22.0%(1)
TK NYS Solar Holdco, LLC(5)(6)(7) (Cost $27,363,305)	28,034,342	23,169,739
Teaf Solar Holdco, LLC(5)(6)(7) (Cost $26,526,218)	26,797,212	24,817,274
		47,987,013

Total Private Investments (Cost $55,889,523)		48,224,347

Municipal Bond - 6.1%(1)
Education - 0.3%(1)
United States - 0.3%(1)
Public Finance Authority Educational Facility Revenue, 9.000%, 06/01/2029	185,000	183,574
California ST Enterprise Dev A Rev Bonds, 10.000%, 06/15/2030	380,000	360,252
Other - 5.8%(1)		543,826
United States - 5.8%(1)
Florida - 0.4%(1)
Florida Development Finance Corp, 10.000%, 07/01/2025	445,000	378,250
Florida Development Finance Corp, 10.000%, 02/15/2028	595,000	590,329
		968,579
Pennsylvania - 1.4%(1)
Philadelphia Authority for Industrial Development, 10.000%, 06/15/2030	3,135,000	3,123,808
Wisconsin - 4.0%(1)
Public Finance Authority, 9.000%, 06/01/2029	8,925,000	8,677,331

Total Municipal Bonds (Cost $13,641,122)		13,313,544

Construction Note - 1.6%(1)
Renewables - 1.6%(1)
Bermuda - 1.6%(1)
Saturn Solar Bermuda 1 Ltd., 6.000%, 02/28/2020 (Cost $3,778,904)(5)(6)	3,510,000	3,526,848

Special Purpose Acquisition Company Units - 4.6%(1)
Energy Technology - 4.6%(1)
United States - 4.6%(1)
Bluescape Opportunities Acquisition Corp.	57,773	619,327
Climate Change Crisis Real Impact Class A	22,317	345,467
Climate Real Impact Solutions II Acquisition Corp.	61,645	678,095
Decarbonization Plus Acquisition II	31,536	335,228
ECP Environmental Growth Opportunities Corp.	46,810	498,527
European Sustainable Growth Acquisition Corp.	64,852	686,783
Hennessy Captial Investment Corp. V	65,133	707,344
Kensington Capital Acquisition Corp. II	15,696	171,871
Northern Genesis Acquisition Unit	25,587	279,666
Power & Digital Infrastructure Acquisition Corp.	54,610	592,519
Qell Acquisition Corp.	28,285	337,157
Queen's Gambit Growth Capital	60,459	637,843
Rice Acquisition Corp.	43,446	474,430
RMG Acquisition Corp III	39,420	413,910
Spartan Acquisition Corp III	46,810	490,569
Star Peak Corp II	23,540	266,002
Star Peak Energy Transition	13,641	466,249
Sustainable Development Acquisition I Corp	78,840	827,820
Switchback II Corp	24,617	280,634
Warrior Technologies Acquisition Co.	93,510	936,035

Special Purpose Acquisition Company Units (Cost $9,075,917)		10,045,476

Warrants - 0.1%(1)
Energy Technology - 0.1%(1)
Bluescape Opportunities Acquisition Corp. Warrant	28,887	62,106
Climate Change Crisis Real Impact Warrant(4)	28,169	102,817
Qell Acquisition Corp. Warrant	12,571	37,714
Rice Acquisition Corp. Warrant	28,964	65,748

Total Warrants (Cost $177,918)		268,385

Short-Term Investment - 0.1%(1)
United States Investment Company - 0.1%(1)
First American Government Obligations Fund, 0.01%(8) (Cost $322,016)	322,016	322,016

Total Investments - 114.8%(1) (Cost $252,503,731)		251,026,659
Total Value of Options Written (Premiums received $429,682)(9) - (0.1)%(1)		(312,326)
Other Assets and Liabilities - 4.9%(1)		10,823,069
Credit Facility Borrowings - (19.6)%(1)		(42,800,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		218,737,402

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3)	Non-income producing security.
(4)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(5)	Restricted securities have a total fair value of $82,478,185 which represents 37.7% of net assets.
(6)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(7)	Deemed to be an affiliate of the fund.
(8)	Rate indicated is the current yield as of February 28, 2021.
(9)	See Schedule of Options Written Note to the financial statements for further disclosure.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 28, 2021.  These assets and liabilities are measured on a recurring basis.
TEAF:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$129,538,407	$-	$-	$129,538,407	$80,047,181
Warrants(a)	268,385	-	-	268,385
Master Limited Partnerships(a)	11,285,009	-	-	11,285,009
Corporate Bonds(a)	-	19,698,292	-	19,698,292
Preferred Stock(a)	4,523,578	-	10,280,757	14,804,335
Private Investments(a)	-	-	48,224,347	48,224,347
Municipal Bonds(a)	-	13,313,544	-	13,313,544
Construction Note(a)	-	-	3,526,848	3,526,848
Special Purpose Acquisition Units(a)	10,045,476	-	-	10,045,476
Short-Term Investment(b)	322,016	-	-	322,016
Total Assets	$155,982,871	$33,012,836	$62,031,952	$251,026,659	$234,392,768
Liabilities
Written Call Options		$312,326	$-	$312,326	$165,163
(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended  February 28, 2021:

Preferred Stock	TEAF
Balance – beginning of period	14,104,903
Purchases	-
Return of capital	-
Sales	(4,000,000)
Total realized gain/loss	(300,000)
Change in unrealized gain/loss	475,854
Balance – end of period	$10,280,757

Private Investments	TEAF
Balance – beginning of period	$47,430,707
Purchases	1,214,419
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(420,779)
Balance – end of period	$48,224,347

Construction Note	TEAF
Balance – beginning of period	$3,522,987
Purchases	-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	3,861
Balance – end of period	$3,526,848

Convertible Bond	TEAF
Balance – beginning of period	$3,322,076
Purchases	-
Return of capital	-
Sales	-
Corporate Actions	(3,322,076)
Total realized gain/loss	-
Change in unrealized gain/loss	-
Balance – end of period	$-

TEAF
Change in unrealized gain/loss on investments still held at February 28, 2021	$58,936

SCHEDULE OF INTEREST RATE SWAP CONTRACTS (Unaudited)
February 28, 2021

Tortoise Energy Infrastructure Corp.
Counterparty	Maturity Date	Notional Amount	Fixed Rate Paid by TYG	Floating Rate Received by TYG	Unrealized Depreciation
The Bank of Nova Scotia	09/02/2021	$ 10,000,000	2.381%	1-month U.S. Dollar LIBOR	$ (134,836)